THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM
        13F FILED ON AUGUST 11, 1999 PURSUANT TO A REQUEST FOR
        CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON FEBRUARY 15, 2000.


                                UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C.  20549

                                  Form 13F

                             Form 13F COVER PAGE

   Report for the Calendar Year or Quarter Ended: June 30, 1999

   Check here if Amendment [ X ]; Amendment Number:  1
        This Amendment (Check only one.):  [   ] is a restatement.
                                           [ X ] adds new holdings entries.

   Institutional Investment Manager Filing this Report:

   Name:     Global Capital Management, Inc.
   Address:  601 Carlson Parkway, Suite 200
             Minnetonka, Minnesota  55305

   Form 13F File Number:  28-7050

   The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

   Person Signing this Report on Behalf of Reporting Manager:

   Name:     John D. Brandenborg
   Title:    President
   Phone:    (612) 476-7200

   Signature, Place, and Date of Signing:


   /s/ John D. Brandenborg  Minnetonka, Minnesota  February 15, 2000
   -----------------------

   Report Type (Check only one.):

   [ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

   [   ]     13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

   [   ]     13F COMBINATION REPORT.  (Check here if a portion of the
             holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


                            Form 13F SUMMARY PAGE


   Report Summary:

   Number of Other Included Managers:                    1

   Form 13F Information Table Entry Total:              17

   Form 13F Information Table Value Total:         $49,574
                                               (thousands)


   List of Other Included Managers:

   Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

        No.       Form 13F File Number          Name

        1         28-7048                       EBF & Associates, L.P.

                                                        Form 13F INFORMATION TABLE

           COLUMN 1         COLUMN 2         COLUMN 3      COLUMN 4         COLUMN 5         COLUMN 6     COLUMN 7      COLUMN 8
        --------------    -------------    ------------   ---------     ----------------    ----------    --------    -------------
                                                                                                                         VOTING
                                                                                                                        AUTHORITY
                            TITLE OF                        VALUE      SHRS OR  SH/ PUT/    INVESTMENT     OTHER      (SOLE/SHARED/
        NAME OF ISSUER        CLASS           CUSIP        (x$1000)    PRN AMT  PRN CALL    DISCRETION    MANAGERS        NONE)
        --------------    -------------    ------------   ---------    -----------------    ----------    --------    -------------

       ANTEC CORP           SUB NT CV       03664PAB1        2002         1400000 PRN         DEFINED        1        1400000 SOLE

       ARP FIN VI           LYONS NT        00202NAA3        4188         22640000 PRN        DEFINED        1        22640000 SOLE
       MAURITIUS LTD


       ARCH               SDBCV144A6.75     039381AA6        1021         2041000 PRN         DEFINED        1        2041000 SOLE
       COMMUNICATIONS


       AT HOME CORP       SB DB CV 144A     045919AA5        3409         4500000 PRN         DEFINED        1        4500000 SOLE

       CONEXANT           SB NT CV 144A     207142AA8        4095         3000000 PRN         DEFINED        1        3000000 SOLE
       SYSTEMS INC

       CONVERSE INC        SUB NT CONV      212540AA6        266           605000 PRN         DEFINED        1         605000 SOLE
       DEL

       FAMILY GOLF          SB NT CV        30701AAC0        1860         3000000 PRN         DEFINED        1        3000000 SOLE
       CTRS INC

       GST                SSBDISC144AC      361942AA3        986           713000 PRN         DEFINED        1         713000 SOLE
       LABORATORY CORP    PFD CV EXCH%      50540R201        1570          27300 PRN          DEFINED        1         27300 SOLE
       AMER

       LSI LOGIC CORP       SUB NT CV       502161AB8        809           500000 PRN         DEFINED        1         500000 SOLE


       SBC COMMUNICA-         DECS          78387G202        1418          21000 PRN          DEFINED        1         21000 SOLE
       TIONS INC

       SEALED AIR CORP     PFD CV A $2      81211K209        5002          80430 PRN          DEFINED        1         80430 SOLE
       NEW

       SPORTS AUTH INC      SB NT CV        849176AC6        1080         1500000 PRN         DEFINED        1        1500000 SOLE


       STMICROELEC-         SUB LYON        861012AA0       12588         10000000 PRN        DEFINED        1        10000000 SOLE
       TRONICS N V

       SUNBEAM CORP          SRSDCV         867071AA0        1294         7500000 PRN         DEFINED        1        7500000 SOLE

       TELEFONOS DE         SR DB CV        879403AD5        7035         7000000 PRN         DEFINED        1        7000000 SOLE
       MEXICO S A

       VORNADO RLTY TR    PFD CONV SER      929042208        953           19000 PRN          DEFINED        1         19000 SOLE



       COLUMN TOTALS             17 DATA RECORDS            49574             1 OTHER MANAGER ON WHOSE BEHALF REPORT IS FILED